Segments - Total Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 217,123.5	$ 216,394.2	$ 203,572.8
Noncontrolling Interest
Segment Reporting Information [Line Items]
Assets	7,842.6	6,314.5	3,955.3
Investment Management | Parent
Segment Reporting Information [Line Items]
Assets	432.0	498.5	507.6
Total Ongoing Businesses | Parent
Segment Reporting Information [Line Items]
Assets	144,913.1	142,697.4	133,668.3
Corporate | Parent
Segment Reporting Information [Line Items]
Assets	3,247.6	5,593.4	3,328.6
Closed Blocks | Parent
Segment Reporting Information [Line Items]
Assets	61,120.2	61,788.9	62,620.6
Total Segment | Parent
Segment Reporting Information [Line Items]
Assets	209,280.9	210,079.7	199,617.5
Retirement | Retirement Solutions | Parent
Segment Reporting Information [Line Items]
Assets	89,837.5	86,504.3	76,076.8
Annuities | Retirement Solutions | Parent
Segment Reporting Information [Line Items]
Assets	26,653.1	27,718.6	29,969.5
Individual Life | Insurance Solutions | Parent
Segment Reporting Information [Line Items]
Assets	25,462.4	25,319.0	24,527.8
Employee Benefits | Insurance Solutions | Parent
Segment Reporting Information [Line Items]
Assets	2,528.1	2,657.0	2,586.6
Closed Block Variable Annuity | Closed Blocks | Parent
Segment Reporting Information [Line Items]
Assets	48,740.7	49,157.6	47,564.3
Closed Block Institutional Spread Products | Closed Blocks | Parent
Segment Reporting Information [Line Items]
Assets	4,519.8	4,392.2	6,234.7
Closed Block Other | Closed Blocks
Segment Reporting Information [Line Items]
Assets	7,859.7	8,239.1
Closed Block Other | Closed Blocks | Parent
Segment Reporting Information [Line Items]
Assets		$ 8,239.1	$ 8,821.6